Segment reporting - Schedule of Segment Performance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 477,350	$ 390,359
Cost of sales	(217,001)	(181,736)
Gross profit	260,349	208,623
Other income	40,000	0
Research and development costs	(123,828)	(81,583)
Selling and marketing expenses	(58,358)	(48,973)
Manufacturing and distribution costs	(28,713)	(18,849)
General and administration costs	(48,663)	(47,723)
Other gains/(losses) (net)	5,575	(1,105)
Operating profit	46,362	10,390
Other (gains)/losses (net)	(5,575)	1,105
Depreciation and amortization	11,155	9,585
Total segment adjusted EBITDA	76,492	47,943
Operating segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	477,350	390,359
Inter-segment revenue	0	0
Cost of sales	(217,001)	(181,736)
Gross profit	260,349	208,623
Other income	40,000
Research and development costs	(123,828)	(81,583)
Selling and marketing expenses	(58,358)	(48,973)
Manufacturing and distribution costs	(28,713)	(18,849)
General and administration costs	(23,625)	(20,435)
Other gains/(losses) (net)	2,259	(1,547)
Operating profit	68,084	37,236
Other (gains)/losses (net)	(2,259)	1,547
Depreciation and amortization	10,667	9,160
Total segment adjusted EBITDA	76,492	47,943
Operating segments | Precision Medicine
Disclosure of operating segments [line items]
Revenue from contracts with customers	388,633	305,835
Inter-segment revenue	0	0
Cost of sales	(134,600)	(108,839)
Gross profit	254,033	196,996
Other income	0
Research and development costs	(54,482)	(38,116)
Selling and marketing expenses	(49,236)	(40,886)
Manufacturing and distribution costs	(6,625)	(4,105)
General and administration costs	(12,508)	(11,317)
Other gains/(losses) (net)	1,195	(1,593)
Operating profit	132,377	100,979
Other (gains)/losses (net)	(1,195)	1,593
Depreciation and amortization	707	2,074
Total segment adjusted EBITDA	131,889	104,646
Operating segments | Therapeutics
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	3,994
Inter-segment revenue	0	0
Cost of sales	0	(108)
Gross profit	0	3,886
Other income	40,000
Research and development costs	(67,968)	(43,868)
Selling and marketing expenses	0	(464)
Manufacturing and distribution costs	(2,348)	(1,710)
General and administration costs	(2,215)	(2,002)
Other gains/(losses) (net)	1,240	19
Operating profit	(31,291)	(44,139)
Other (gains)/losses (net)	(1,240)	(19)
Depreciation and amortization	149	117
Total segment adjusted EBITDA	(32,382)	(44,041)
Operating segments | Manufacturing Solutions
Disclosure of operating segments [line items]
Revenue from contracts with customers	88,717	80,530
Inter-segment revenue	57,543	33,761
Cost of sales	(138,435)	(103,485)
Gross profit	7,825	10,806
Other income	0
Research and development costs	(2,828)	(2,664)
Selling and marketing expenses	(9,122)	(7,623)
Manufacturing and distribution costs	(19,740)	(13,034)
General and administration costs	(8,902)	(7,116)
Other gains/(losses) (net)	(176)	27
Operating profit	(32,943)	(19,604)
Other (gains)/losses (net)	176	(27)
Depreciation and amortization	9,811	6,969
Total segment adjusted EBITDA	(22,956)	(12,662)
Inter-segment eliminations
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0
Inter-segment revenue	(57,543)	(33,761)
Cost of sales	56,034	30,696
Gross profit	(1,509)	(3,065)
Other income	0
Research and development costs	1,450	3,065
Selling and marketing expenses	0	0
Manufacturing and distribution costs	0	0
General and administration costs	0	0
Other gains/(losses) (net)	0	0
Operating profit	(59)	0
Other (gains)/losses (net)	0	0
Depreciation and amortization	0	0
Total segment adjusted EBITDA	$ (59)	$ 0